Bonds and Loans - Narrative (Details) € in Millions, ¥ in Millions								1 Months Ended
	Feb. 26, 2021 USD ($)	Feb. 25, 2021 USD ($)	Jan. 22, 2021 USD ($)	Aug. 03, 2020 USD ($)	Aug. 03, 2020 EUR (€)	Jul. 10, 2020 USD ($)	Jul. 10, 2020 EUR (€)	Feb. 26, 2021 USD ($)	Nov. 30, 2020 EUR (€)	Jul. 31, 2020 JPY (¥)	Apr. 30, 2020 USD ($)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Jul. 09, 2020 USD ($)	Jul. 09, 2020 EUR (€)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 JPY (¥)	Jun. 06, 2019 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Borrowing availability																			¥ 700,000
2020 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Notional | $													$ 7,000,000,000		$ 7,000,000,000
2020 USD Unsecured Senior Notes – fixed rate | Currency and interest rate swap contract
Disclosure of detailed information about borrowings [line items]
Notional																	¥ 4,000,000
2020 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)												2.05%	2.05%	2.05%
2020 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)												3.375%	3.375%	3.375%
2020 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Notional | €														€ 3,600		€ 3,600
2020 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)												0.75%	0.75%	0.75%
2020 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)												2.00%	2.00%	2.00%
USD Syndicated Loans
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings | $						$ 3,250,000,000
EUR Syndicated Loans
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings | €							€ 3,019
USD Unsecured Senior Notes
Disclosure of detailed information about borrowings [line items]
Notional | $													$ 500,000,000					$ 200,000,000
Interest rate (%)												2.45%	2.45%	2.45%
Repayments of non-current borrowings | $	$ 1,250,000,000	$ 300,000,000	$ 900,000,000	$ 2,400,000,000				$ 2,450,000,000
USD Unsecured Senior Notes | Currency and interest rate swap contract
Disclosure of detailed information about borrowings [line items]
Notional																	¥ 200,000
EUR Unsecured Senior Notes
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings | €					€ 1,250
USD and EUR Term Loan Credit Agreement
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings | $											$ 94,000,000
Loans and unsecured straight bonds, issued July 2013
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings										¥ 130,000
Loans, issued July 2013
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings										70,000
Unsecured straight bonds, issued July 2013
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings										¥ 60,000
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Notional | $													$ 5,500,000,000					$ 8,800,000,000
Repayments of non-current borrowings | €									€ 1,000
Unsecured Senior Notes Assumed in Shire Acquisition | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)												2.875%	2.875%	2.875%			2.40%	2.40%
Unsecured Senior Notes Assumed in Shire Acquisition | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)												3.20%	3.20%	3.20%			3.20%	3.20%
Hybrid subordinated bonds
Disclosure of detailed information about borrowings [line items]
Notional												¥ 500,000								¥ 500,000
Spread on variable interest rate												1.72%	1.72%	1.72%						1.72%
Hybrid subordinated bonds | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate (%)												1.75%	1.75%	1.75%						1.75%
Hybrid subordinated bonds | Maximum | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate (%)												2.75%	2.75%	2.75%						2.75%
USD Syndicated Loans 2017 | Currency and interest rate swap contract
Disclosure of detailed information about borrowings [line items]
Notional																	¥ 925,000
USD Syndicated Loans 2017 | Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Notional																	575,000
USD Syndicated Loans 2017 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate												0.50%	0.50%	0.50%
2018 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Notional | $													$ 4,500,000,000					$ 3,250,000,000
2018 USD Unsecured Senior Notes – fixed rate | Currency and interest rate swap contract
Disclosure of detailed information about borrowings [line items]
Notional																	¥ 1,750,000
2018 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)												4.40%	4.40%	4.40%			4.00%	4.00%
2018 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)												5.00%	5.00%	5.00%			5.00%	5.00%